UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-06258)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2010

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
8/31/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (96.6%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (83.3%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. A, 5.85s, 3/1/28	Baa3	$500,000	$501,657
AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev.
Bonds (Salt River), Ser. A, 5s, 1/1/27	Aa1	1,000,000	1,118,780
AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF
Administration Bldg.), 5s, 7/1/21	A3	700,000	758,345
AZ Hlth. Fac. Auth. Rev. Bonds
(Banner Hlth.), Ser. D, 5 1/2s, 1/1/38	A+	1,750,000	1,827,000
(Catholic Hlth. Care West), Ser. D, 5s, 7/1/28	A2	1,000,000	1,024,310
AZ Hlth. Fac. Auth. VRDN (Catholic West), Ser. F,
0.28s, 7/1/35	VMIG1	400,000	400,000
AZ Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds
(Kirksville College), 5 1/8s, 1/1/30	A-	750,000	770,378
AZ School Fac. Board COP
5 3/4s, 9/1/22	A1	1,000,000	1,150,460
5 1/8s, 9/1/21	A1	190,000	210,530
AZ State COP, Ser. A, AGM, 5s, 10/1/29	AAA	500,000	531,860
AZ State Trans. Board Hwy. Rev. Bonds, Ser. B, 5s,
7/1/31	Aaa	500,000	547,360
AZ State U. Nanotechnology LLC Lease Rev. Bonds
(Nanotechnology, LLC), Ser. A, AGO, 5s, 3/1/34	AAA	1,000,000	1,045,750
AZ State U. Syst. Rev. Bonds, Ser. 08-C, 6s, 7/1/26	AA	100,000	118,487
AZ Tourism & Sports Auth. Tax Rev. Bonds
(Multi-Purpose Stadium Fac.), Ser. A, NATL, 5s, 7/1/31	A1	1,000,000	1,009,110
(Multi-Purpose Stadium Fac.), Ser. A, NATL, 5s, 7/1/25	A1	825,000	847,028
AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds (Wtr.
Quality), Ser. A, 5s, 10/1/30	Aaa	1,000,000	1,134,620
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	B+/P	150,000	154,826
Chandler, Wtr. & Swr. Rev. Bonds, FGIC, NATL, 8s,
7/1/14	Aa1	2,150,000	2,718,396
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	440,000	482,570
Gila Cnty., Unified School Dist. G.O. Bonds (No. 10
Payson 2006 School Impt.), Ser. A, AMBAC, 5 1/4s,
7/1/27	Aa3	1,000,000	1,103,500
Glendale, Indl. Dev. Auth. Rev. Bonds
(Midwestern U.), 5 1/8s, 5/15/40	A-	1,250,000	1,276,263
(John C. Lincoln Hlth.), 5s, 12/1/42	BBB	500,000	469,565
(John C. Lincoln Hlth. Network), Ser. B, 5s, 12/1/37	BBB	500,000	475,700
Glendale, Pub. Fac. Corp. Rev. Bonds (Western Loop
101), Ser. A, 7s, 7/1/28	AA	1,000,000	1,116,980
Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev.
Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5.8s, 7/1/40	Aaa	420,000	423,583
Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	1,500,000	1,631,550
Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Samaritan Hlth. Svcs.), Ser. A, NATL, U.S. Govt.
Coll., 7s, 12/1/16 (Escrowed to maturity)	A	2,250,000	2,788,695
Maricopa Cnty., Indl. Dev. Auth. Solid Waste Disp.
Mandatory Put Bonds (12/1/10) (Waste Mgt., Inc.), 7s,
12/1/31	BBB	200,000	202,958
Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	1,300,000	1,517,230
(Southern CA Edl. Co.), Ser. A, 5s, 6/1/35	A1	650,000	672,770
Maricopa Cnty., Unified School Dist. G.O. Bonds (No.
60 Higley School Impt.), Ser. C, 5s, 7/1/27	Aa3	1,000,000	1,086,890
McAllister, Academic Village Rev. Bonds (AZ State U.
Hassayampa), 5 1/4s, 7/1/26	AA-	1,000,000	1,093,790
Mohave Cnty., COP (Mohave Administration Bldg.),
AMBAC, 5 1/4s, 7/1/19	A/P	2,000,000	2,094,300
Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds
(6/1/16), Ser. E, 5 3/4s, 6/1/34	Baa2	800,000	888,056
Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC
Coll., 5.8s, 12/1/39	Aaa	390,000	397,734
Phoenix, G.O. Bonds, Ser. B, 5s, 7/1/27 (Prerefunded,
7/1/12)	AAA	1,500,000	1,569,015
Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds
(Sr. Lien), Ser. B, FGIC, NATL, 5 3/4s, 7/1/19	Aa3	1,000,000	1,047,420

Ser. A, 5s, 7/1/40	A1	500,000	507,730
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic
Plaza), Ser. B, FGIC, NATL
zero %, 7/1/43	AA	1,000,000	964,250
zero %, 7/1/32	AA	1,000,000	981,780
Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev.
Bonds, 5 1/2s, 7/1/24	AAA	500,000	585,090
Phoenix, Hsg. Mtge. Fin. Corp. Rev. Bonds (Section 8
Assistances), Ser. A, NATL, FHA Insd., 6.9s, 1/1/23	A	910,000	911,447
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Career
Success Schools), 7 1/8s, 1/1/45	BBB-	200,000	204,132
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	1,200,000	1,232,412
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	200,000	175,642
(Metro Police Fac.), Ser. A, 5 1/4s, 7/1/31	Aa2	500,000	532,665
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	125,000	113,248
Pinal Cnty., COP, 5s, 12/1/26	A+	1,000,000	1,030,740
Pinal Cnty., Elec. Syst. Rev. Bonds (Dist. No. 4), 6s,
12/1/38	BBB+	500,000	519,365
Queen Creek, Special Assmt. Bonds (Impt. Dist. No.
001), 5s, 1/1/17	A3	500,000	505,390
Rio Nuevo, Multi-Purpose Fac. Dist. Rev. Bonds, AGO,
6s, 7/15/19	AAA	1,000,000	1,184,920
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	A	750,000	717,690
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), Ser. A, 5 1/4s, 9/1/30	A3	1,500,000	1,530,345
Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18	A	960,000	1,009,776
South Campus Group, LLC Student Hsg. Rev. Bonds (AZ
State U. South Campus), NATL
5 5/8s, 9/1/28	A	1,250,000	1,304,988
5 5/8s, 9/1/23	A	1,065,000	1,127,878
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	157,000	155,501
Tucson & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam. Mtge.)
Ser. 1A, GNMA Coll., 5 1/2s, 1/1/35	AA+	785,000	804,178
Ser. B, GNMA Coll., FNMA Coll., FHLMC Coll., 5.35s,
6/1/47	Aaa	670,000	704,887
U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds
6 1/2s, 7/1/39	Baa1	500,000	551,830
6 1/4s, 7/1/29	Baa1	500,000	555,050
5s, 7/1/35	Baa1	500,000	484,755
U. of AZ Board Regents Syst. Rev. Bonds, Ser. A, 5s,
6/1/35	Aa2	500,000	533,135
Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 4.4s, 7/15/21	A1	1,100,000	1,096,183
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	1,000,000	1,019,680
Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	BBB	500,000	493,065
			57,745,218

Guam (1.7%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement), 5 5/8s, 6/1/47	BBB/F	965,000	842,570
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section
30), Ser. A, 5 3/4s, 12/1/34	BBB-	250,000	266,008
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A,
5 1/2s, 10/1/40	BBB	100,000	102,483
			1,211,061

Puerto Rico (9.8%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 1/2s, 5/15/39	BBB	100,000	88,352
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/22	A3	500,000	532,445
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa1	1,250,000	1,345,975
6s, 7/1/38	Baa1	675,000	731,869
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,009,190
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. P, Cmnwlth. of PR Gtd., 6s, 7/1/20	A3	1,500,000	1,712,790
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	A3	225,000	230,621
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
NATL, zero %, 8/1/43	Aa3	1,500,000	219,195
zero %, 8/1/31	A+	3,250,000	959,530
			6,829,967

Virgin Islands (1.8%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	150,000	161,853
Ser. A-1, 5s, 10/1/39	Baa2	175,000	175,501
Ser. A, 5s, 10/1/25	Baa2	200,000	210,342
(Hovensa Refinery Fac.), 4.7s, 7/1/22	Baa3	400,000	373,108
VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s,
5/15/31	Baa3	345,000	296,341
			1,217,145

TOTAL INVESTMENTS

Total investments (cost $62,287,014) (b)			$67,003,391

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2010 through August 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $69,353,848.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $62,287,014, resulting in gross unrealized appreciation and depreciation of $4,917,928 and $201,551, respectively, or net unrealized appreciation of $4,716,377.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represents the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represents the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Utilities	20.3%
Health care	15.5
Local government	12.9
Education	11.2

The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):

NATL	20.1%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$ -	$ 67,003,391	$ -

Totals by level	$--	$67,003,391	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: October 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 29, 2010